UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	10/31/08

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - SMALL CAP BLEND FUND October 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 95.50%

Aerospace 4.82%
Curtiss-Wright Corp.	592,278	$21,855
HEICO Corp.	495,183	19,050
HEICO Corp. Class A	134,196	3,767
Ladish Co., Inc.*	288,760	4,918
Moog, Inc. Class A*	233,847	8,213
Total		57,803

Banks 1.94%
PrivateBancorp, Inc.	645,619	23,249

Beverage: Soft Drinks 0.14%
Hansen Natural Corp.*	66,600	1,686

Biotechnology Research & Production 2.07%
Cubist Pharmaceuticals, Inc.*	360,400	9,150
Martek Biosciences Corp.	523,933	15,629
Total		24,779

Building: Materials 2.22%
Watsco, Inc.	647,700	26,614

Building: Roofing & Wallboard 2.02%
Beacon Roofing Supply, Inc.*	1,775,437	24,288

Chemicals 1.67%
Albemarle Corp.	498,630	12,142
Cytec Industries, Inc.	278,200	7,878
Total		20,020

Coal 0.29%
Foundation Coal Holdings, Inc.	167,600	3,479

Computer Services, Software & Systems 8.51%
American Reprographics Co.*	1,155,000	12,289
DealerTrack Holdings, Inc.*	778,900	8,358
Solera Holdings, Inc.*	1,148,679	28,591
SRA International, Inc. Class A*	568,742	10,510
Sykes Enterprises, Inc.*	1,175,749	18,765
Websense, Inc.*	1,211,367	23,646
Total		102,159

Computer Technology 0.49%
Stratasys, Inc.*	483,053	5,835

Consumer Electronics 1.38%
Universal Electronics, Inc.*(a)	784,590	16,578

Consumer Products 0.26%
Citi Trends, Inc.*	185,900	3,110

Diversified Manufacturing 2.80%
CLARCOR, Inc.	629,598	22,281
Hexcel Corp.*	858,583	11,333
Total		33,614

Electrical & Electronics 1.69%
Power Intergrations, Inc.	966,015	20,277

Electrical Equipment & Components 1.03%
Littelfuse, Inc.*	659,716	12,310

Electronics: Instruments, Gauges & Meters 1.78%
FARO Technologies, Inc. *	676,849	10,268
Measurement Specialties, Inc.*(a)	1,037,345	11,079
Total		21,347

Electronics: Semi-Conductors/Components 1.82%
FormFactor, Inc.*	486,300	8,471
Verigy Ltd. (Singapore)*(b)	923,160	13,386
Total		21,857

Electronics: Technology 3.69%
PerkinElmer, Inc.	1,324,000	23,753
ScanSource, Inc.*	1,037,048	20,575
Total		44,328

Financial Data Processing Services & Systems 2.11%
Global Payments, Inc.	624,000	25,278

Foods 1.20%
J & J Snack Foods Corp.	459,435	14,408

Health & Personal Care 4.26%
Amedisys, Inc.*	906,742	51,149

Healthcare Facilities 4.18%
ICON plc ADR*	995,986	25,268
Psychiatric Solutions, Inc.*	748,627	24,922
Total		50,190

Healthcare Management Services 2.86%
Catalyst Health Solutions, Inc.*	922,342	15,560
Phase Forward, Inc.*	778,344	11,107
Vital Images, Inc.*	586,812	7,658
Total		34,325

Identification Control & Filter Devices 1.25%
IDEX Corp.	648,600	15,035

Insurance: Property-Casualty 3.55%
HCC Insurance Holdings, Inc.	1,372,950	30,287
Tower Group, Inc.	583,873	12,279
Total		42,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST - SMALL CAP BLEND FUND October 31, 2008

Investments	Shares	Value (000)
Machinery: Industrial/Specialty 2.48%
Actuant Corp. Class A	1,217,052	$21,822
Gardner Denver, Inc.*	307,800	7,886
Total		29,708

Machinery: Oil Well Equipment & Services 1.78%
CARBO Ceramics, Inc.	264,188	11,431
NATCO Group, Inc. Class A*	469,846	9,933
Total		21,364

Machinery: Specialty 2.26%
Bucyrus International, Inc.	270,591	6,529
Graco, Inc.	831,000	20,551
Total		27,080

Medical & Dental Instruments & Supplies 6.40%
Cooper Cos., Inc. (The)	940,900	15,506
Immucor, Inc.*	752,904	19,990
Symmetry Medical, Inc.*	1,569,100	20,273
Techne Corp.	304,250	20,999
Total		76,768

Medical Services 1.80%
VCA Antech, Inc.*	1,195,100	21,631

Metal Fabricating 0.52%
Reliance Steel & Aluminum Co.	250,700	6,277

Metals & Minerals Miscellaneous 0.39%
Cliffs Natural Resources, Inc.	173,200	4,675

Multi-Sector Companies 0.67%
Foster Wheeler Ltd.*	292,008	8,001

Oil: Crude Producers 6.12%
Arena Resources, Inc.*	536,600	16,356
Berry Petroleum Co. Class A	212,691	4,956
Comstock Resources, Inc.*	641,746	31,715
EXCO Resources, Inc.*	1,736,700	15,960
Parallel Petroleum Corp*	1,110,770	4,454
Total		73,441

Power Transmission Equipment 0.35%
Regal-Beloit Corp.	128,900	4,197

Real Estate Investment Trusts 1.09%
First Potomac Realty Trust	1,069,100	13,129

Restaurants 1.18%
Chipotle Mexican Grill, Inc. Class A*	227,500	11,545
Chipotle Mexican Grill, Inc. Class B*	61,067	2,612
Total		14,157

Retail 1.54%
PetMed Express, Inc*	542,534	9,581
Rush Enterprises, Inc. Class A*	951,756	8,918
Total		18,499

Securities Brokerage & Services 2.04%
OptionsXpress Holdings, Inc.	1,380,202	24,512

Services: Commercial 3.83%
Advisory Board Co. (The)*	762,610	18,798
AMN Healthcare Services, Inc.*	1,507,713	13,554
KForce, Inc.*	1,023,890	8,058
MPS Group, Inc.*	388,700	3,028
Robert Half International, Inc.	93,800	1,770
TeleTech Holdings, Inc.*	83,712	757
Total		45,965

Telecommunications Equipment 0.61%
Belden, Inc.	353,500	7,367

Truckers 4.41%
Heartland Express, Inc.	1,107,800	16,994
J.B. Hunt Transport Services, Inc.	515,833	14,665
Knight Transportation, Inc.	1,333,900	21,209
Total		52,868

Total Common Stocks (cost $1,444,371,701)		1,145,923

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.92%

Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $47,825,000 of Federal Home Loan Bank 2.687% due 2/18/2009; value: $48,004,344; proceeds: $47,062,738 (cost $47,062,699)	$47,063	47,063

Total Investments in Securities 99.42% (cost $1,491,434,400)		1,192,986

Cash and Other Assets in Excess of Liabilities 0.58%		6,992
Net Assets 100.00%		$1,199,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BLEND TRUST - SMALL CAP BLEND FUND October 31, 2008

ADR   American Depositary Receipt.

*   Non-income producing security.

(a)   Affiliated issuer (holding reprsents 5% or more of the underlying issuers outstanding voting shares). (See Note 4)

(b)   Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). The Securities and Exchange Commission declared the registration of the Fund effective on June 26, 2001 and the Fund’s first classes of shares became available to the public on July 2, 2001.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

1

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,145,923,668	$—
Level 2 - Other Significant Observable Inputs	47,062,699	—
Total	$1,192,986,367	$—

3.	FEDERAL TAX INFORMATION

As of October 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$1,492,677,882
Gross unrealized gain	64,208,818
Gross unrealized loss	(363,900,333)
Net unrealized security loss	$(299,691,515)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended October 31, 2008:

Affiliated Issuer	Balance of Shares Held at 7/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2008	Value at 10/31/2008	Net Realized Gain (Loss) 8/1/2008 to 10/31/2008(a)	Dividend Income 8/1/2008 to 10/31/2008(a)
Measurement Specialties, Inc.	1,045,345	—	(8,000)	1,037,345	$11,078,845	$(105,495)	$—
Universal Electronics, Inc.	790,590	—	(6,000)	784,590	16,578,387	7,892	—
Total					$27,657,232	$(97,603)	$—

(a)	Represents net realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

5	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) which is effective for fiscal years and interim periods beginning after November 1, 2008.  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

2

Item 2: Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008